Loss Per Share - Narrative (Details) - $ / shares		2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 20, 2021	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive employee share-based awards, excluded		0	0		0	0	0
Class of warrant or right outstanding (in shares)		18,750,000		18,750,000
Warrant exercise price (in dollars per share)		$ 11.50		$ 11.50
Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted (dollars per share)				12.00
Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted (dollars per share)				14.00
Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted (dollars per share)				$ 16.00
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right outstanding (in shares)		27,249,979		27,249,979
Warrant exercise price (in dollars per share)		$ 11.50		$ 11.50
Class A Common Stock | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted (dollars per share)	$ 12.00
Class A Common Stock | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted (dollars per share)	14.00
Class A Common Stock | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value, granted (dollars per share)	$ 16.00